Leases (Tables)	12 Months Ended
Mar. 31, 2021
Lease [Abstract]
Summary of Right-of-use Assets
(a)	Right-of-use assets

	Buildings	Equipment	Total

Balance as at April 1st, 2019	$1,138,729	$38,015	$1,176,744

Business acquisition (note 4)	499,797	–	499,797
Additions	–	54,063	54,063
Amortization for the period	(364,740)	(13,569)	(378,309)
Effect of movements in exchange rates	33,959	–	33,959
Balance as at March 31, 2020	1,307,745	78,509	1,386,254

Business acquisition (note 4)	1,132,815	–	1,132,815
Additions	1,696,171		1,696,171
Amortization for the period	(454,821)	(18,188)	(473,009)
Impairment loss for the period	(142,345)	–	(142,345)
Effect of movements in exchange rates	(55,856)	(2,883)	(58,739)
	.
Balance as at March 31, 2021	$3,483,709	$57,438	$3,541,147

Amortization of right-of-use assets is included in the consolidated statement of loss and comprehensive income (loss) in the following captions:

	Year ended March 31, 2021	Year ended March 31, 2020

Cost of sales	$—	$56,378
General and administrative expenses	473,009	321,931
Total amortization	$473,009	$378,309

Disclosure of Lease Liabilities Explanatory

(b)	Lease liabilities

The following table summarizes the lease liabilities amounts recognized in the consolidated statement of financial position:

	March 31, 2021	March 31, 2020

Current	$288,947	$450,125
Non-current	3,626,574	1,141,314

The following table summarizes changes to the lease liabilities:

	Year ended March 31, 2021	Year ended March 31, 2020

Balance as at April 1st 2020 and 2019	$1,591,439	$1,362,362

Business acquisition (note 4)	1,132,815	522,843
Additions	1,696,171	54,063
Payments	(562,254)	(490,831)
Interest expense	108,620	106,337
Effect of movements in exchange rate	(51,270)	36,665
Balance as at March 31, 2021 and 2020	$3,915,521	$1,591,439

Summary of Cash Outflow for Leases Recognized in Consolidated Statement of Cash Flows

(c)	Cash outflow for leases recognized in the consolidated statement of cash flows

	Year ended March 31, 2021	Year ended March 31, 2020

Operating activities:
Cash outflow for non-lease components not included in the measurement of lease liabilities	$(48,192)	$(27,378)
Cash inflow for income from sublease	28,191	111,366
	$(20,001)	$83,988
Financing activities:
Cash outflow for principal portion of lease liabilities	$(453,634)	$(384,494)
Cash outflow for interest portion of lease liabilities - included within interest paid	(108,620)	(106,337)
	$(562,254)	$(490,831)

Total net cash outflow for leases	$(582,255)	$(406,843)

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows

(d)	Maturity analysis – contractual undiscounted cash flows

	March 31, 2021	March 31, 2020

Less than 1 year	$1,059,082	$556,742
Between 1 and 5 years	2,668,620	1,292,002
More than 5 years	–	–
Total contractual undiscounted cash flows of lease liabilities	$3,727,702	$1,848,744